Revenue (Tables)	9 Months Ended
Sep. 30, 2025
Revenue [Abstract]
Schedule of Revenue Disaggregated by Geography

Revenue disaggregated by geography, based on the billing address of the Company’s customers, consists of the following (in thousands):

	Nine months ended September 30,
	2025		2024
	Revenue	% of Revenue	Revenue	% of Revenue
Revenue by geography:
USA	$138	24.3%	$202	30.2%
Sweden	408	71.8%	196	29.1%
Germany	-	-	20	3%
China	6	1.1%	201	30.2%
Israel	-	-	50	7.5%
HK	16	2.8%	-	-

Total revenue	$568	100%	$669	100%